Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights
Schedule of financial highlights reflecting total return and relevant ratios to Partnership

	2012	2011	2010

Total return — Class A Units	(6.13)%	(12.95)%	4.45%
Total return — Class B Units	(6.74)%	(13.52)%	3.80%
Total return — Legacy 1 Class Units	(3.96)%	(11.00)%	6.09%
Total return — Legacy 2 Class Units	(4.26)%	(11.45)%	5.73%
Total return — Global 1 Class Units	(3.30)%	(11.18)%	2.88%
Total return — Global 2 Class Units	(3.55)%	(11.43)%	2.56%
Total return — Global 3 Class Units	(5.19)%	(13.05)%	0.68%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees	6.34%	6.54%	6.75%
Incentive fees	1.23%	0.66%	1.73%
Total expenses	7.57%	7.20%	8.48%
Net investment loss (1)	(6.09)%	(6.18)%	(6.22)%

(1) Excludes incentive fee.

Schedule of per unit performance calculations activity related to the Partnership

			Legacy 1 Class	Legacy 2 Class	Global 1 Class	Global 2 Class	Global 3 Class
	Class A Units	Class B Units	Units	Units	Units	Units	Units
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at December 31, 2009	$1,425.20	$1,224.35	$966.12	$964.54	$956.82	$953.60	$939.64
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	166.28	142.15	118.37	119.78	79.95	78.92	79.73
Expenses net of interest income*	(102.82)	(95.64)	(59.57)	(64.53)	(52.39)	(54.51)	(73.35)
Total income (loss) from operations	63.46	46.51	58.80	55.25	27.56	24.41	6.38
Net asset value per unit at December 31, 2010	1,488.66	1,270.86	1,024.92	1,019.79	984.38	978.01	946.02
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(98.42)	(83.83)	(69.44)	(67.60)	(72.09)	(71.64)	(68.20)
Expenses net of interest income*	(94.40)	(87.99)	(43.25)	(49.13)	(37.95)	(40.15)	(55.22)
Total income (loss) from operations	(192.82)	(171.82)	(112.69)	(116.73)	(110.04)	(111.79)	(123.42)
Net asset value per unit at December 31, 2011	1,295.84	1,099.04	912.23	903.06	874.34	866.22	822.60
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	16.23	14.22	10.83	11.37	11.36	11.07	10.63
Expenses net of interest income*	(95.70)	(88.29)	(46.96)	(49.83)	(40.18)	(41.80)	(53.33)
Total income (loss) from operations	(79.47)	(74.07)	(36.13)	(38.46)	(28.82)	(30.73)	(42.70)
Net asset value per unit at December 31, 2012	$1,216.37	$1,024.97	$876.10	$864.60	$845.52	$835.49	$779.90

* Expenses net of interest income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income and organization and offering costs by the average number of units outstanding during the period. The net realized and change in unrealized gain from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.